UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment  [ ]; Amendment Number:
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Wallace R. Weitz
             ---------------------------------
Address:        Wallace R. Weitz & Co.
             ---------------------------------
                One Pacific Place, Suite 200
             ---------------------------------
                125 South 103 Street
             ---------------------------------
                Omaha, Nebraska  68124-1071
             ---------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Wallace R. Weitz
             ---------------------------------
Title:          President
             ---------------------------------
Phone:          402-391-1980
             ---------------------------------

Signature, Place, and Date of Signing:



     /s/ Wallace R. Weitz              Omaha, Nebraska              02-13-2013
    --------------------               ---------------              ----------
    Signature                          City, State                  Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                                ----------

Form 13F Information Table Entry Total:         62
                                                ----------

Form 13F Information Table Value Total:         $2,262,016
                                                ----------
                                                (thousands)

List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                             31-Dec-12
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE

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            COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4      COLUMN 5             COLUMN 6    COLUMN 7  COLUMN 8
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                                                                  VALUE       SHRS OR   SH/ PUT/  INVESTMENT    OTHER     VOTING
         NAME OF ISSUER           TITLE OF CLASS     CUSIP      (x$1000)      PRN AMT   PRN CALL  DISCRETION   MANAGERS  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
AON PLC                         SHS CL A         G0408V102         118,842   2,137,442 SH           Sole        N/A      Shared
ACCENTURE PLC IRELAND           SHS CLASS A      G1151C101          14,982     225,300 SH           Sole        N/A       Sole
WILLIS GROUP HOLDINGS PUBLIC    SHS              G96666105           3,353     100,000 SH           Sole        N/A       Sole
ANHEUSER BUSCH INBEV SA/NV      SPONSORED ADR    03524A108           9,615     110,000 SH           Sole        N/A       Sole
APACHE CORP                     COM              037411105          42,092     536,200 SH           Sole        N/A      Shared
APPLE INC                       COM              037833100             213         400 SH           Sole        N/A       Sole
ASCENT CAP GROUP INC            COM SER A        043632108           1,387      22,400 SH           Sole        N/A       Sole
AVON PRODS INC                  COM              054303102             316      22,000 SH           Sole        N/A       Sole
BERKSHIRE HATHAWAY INC DEL      CL A             084670108           9,250          69 SH           Sole        N/A       Sole
BERKSHIRE HATHAWAY INC DEL      CL B NEW         084670702         115,408   1,286,601 SH           Sole        N/A      Shared
BROWN & BROWN INC               COM              115236101           7,893     310,000 SH           Sole        N/A       Sole
CNA FINL CORP                   COM              126117100           6,442     230,000 SH           Sole        N/A       Sole
CVS CAREMARK CORPORATION        COM              126650100          39,838     823,960 SH           Sole        N/A      Shared
CACI INTL INC                   CL A             127190304           3,852      70,000 SH           Sole        N/A       Sole
COINSTAR INC                    COM              19259P300          46,909     901,929 SH           Sole        N/A      Shared
COMCAST CORP NEW                CL A SPL         20030N200             899      25,000 SH           Sole        N/A       Sole
COMPASS MINERALS INTL INC       COM              20451N101           6,350      85,000 SH           Sole        N/A       Sole
CUMULUS MEDIA INC               CL A             231082108           8,811   3,300,000 SH           Sole        N/A       Sole
DELL INC                        COM              24702R101          58,318   5,756,945 SH           Sole        N/A      Shared
DIAGEO P L C                    SPON ADR NEW     25243Q205          14,712     126,200 SH           Sole        N/A       Sole
DIRECTV                         COM              25490A309          71,018   1,415,820 SH           Sole        N/A      Shared
DISNEY WALT CO                  COM DISNEY       254687106          17,914     359,800 SH           Sole        N/A       Sole
EXPRESS SCRIPTS HLDG CO         COM              30219G108          23,625     437,500 SH           Sole        N/A       Sole
FLIR SYS INC                    COM              302445101          66,537   2,982,370 SH           Sole        N/A      Shared
FTI CONSULTING INC              COM              302941109           6,237     189,004 SH           Sole        N/A       Sole
FIDELITY NATL INFORMATION SV    COM              31620M106             251       7,200 SH           Sole        N/A       Sole
GOOGLE INC                      CL A             38259P508          64,687      91,189 SH           Sole        N/A      Shared
HEWLETT PACKARD CO              COM              428236103          82,630   5,798,570 SH           Sole        N/A      Shared
ITT EDUCATIONAL SERVICES INC    COM              45068B109             385      22,250 SH           Sole        N/A       Sole
ICONIX BRAND GROUP INC          COM              451055107          73,013   3,271,200 SH           Sole        N/A      Shared
INTELLIGENT SYS CORP NEW        COM              45816D100           3,108   2,270,000 SH           Sole        N/A       Sole
INTERVAL LEISURE GROUP INC      COM              46113M108          48,705   2,511,842 SH           Sole        N/A      Shared
LABORATORY CORP AMER HLDGS      COM NEW          50540R409          50,660     584,850 SH           Sole        N/A      Shared
LIBERTY MEDIA CORPORATION       LIB CAP COM A    530322106          52,730     454,530 SH           Sole        N/A      Shared
LIBERTY GLOBAL INC              COM SER C        530555309          87,015   1,481,100 SH           Sole        N/A      Shared
LIBERTY INTERACTIVE CORP        INT COM SER A    53071M104          72,320   3,674,800 SH           Sole        N/A      Shared
LIBERTY INTERACTIVE CORP        LBT VENT COM A   53071M880          15,814     233,378 SH           Sole        N/A      Shared
LIVE NATION ENTERTAINMENT IN    COM              538034109          53,118   5,705,426 SH           Sole        N/A      Shared
MARTIN MARIETTA MATLS INC       COM              573284106          75,311     798,800 SH           Sole        N/A      Shared
MICROSOFT CORP                  COM              594918104          54,177   2,026,807 SH           Sole        N/A      Shared
MOSAIC CO NEW                   COM              61945C103           7,079     125,000 SH           Sole        N/A       Sole
NATIONAL CINEMEDIA INC          COM              635309107          27,723   1,962,000 SH           Sole        N/A       Sole
NEWCASTLE INVT CORP             COM              65105M108           1,736     200,000 SH           Sole        N/A       Sole
OMNICARE INC                    COM              681904108          58,551   1,621,920 SH           Sole        N/A      Shared
OMNICOM GROUP INC               COM              681919106          29,726     595,000 SH           Sole        N/A       Sole
ORACLE CORP                     COM              68389X105             257       7,700 SH           Sole        N/A       Sole
PRAXAIR INC                     COM              74005P104          13,681     125,000 SH           Sole        N/A       Sole
PRESTIGE BRANDS HLDGS INC       COM              74112D101           5,008     250,000 SH           Sole        N/A       Sole
RANGE RES CORP                  COM              75281A109          41,468     660,000 SH           Sole        N/A       Sole
REDWOOD TR INC                  COM              758075402         110,495   6,542,009 SH           Sole        N/A      Shared
REPUBLIC SVCS INC               COM              760759100             880      30,000 SH           Sole        N/A       Sole
SANDRIDGE ENERGY INC            COM              80007P307          60,040   9,455,150 SH           Sole        N/A      Shared
SAPIENT CORP                    COM              803062108           6,120     579,500 SH           Sole        N/A       Sole
SOUTHWESTERN ENERGY CO          COM              845467109          47,627   1,425,529 SH           Sole        N/A      Shared
TARGET CORP                     COM              87612E106          51,739     874,414 SH           Sole        N/A      Shared
TEXAS INSTRS INC                COM              882508104          89,612   2,896,300 SH           Sole        N/A      Shared
TRANSDIGM GROUP INC             COM              893641100           4,091      30,000 SH           Sole        N/A       Sole
US BANCORP DEL                  COM NEW          902973304             639      20,000 SH           Sole        N/A       Sole
UNITED PARCEL SERVICE INC       CL B             911312106          30,229     410,000 SH           Sole        N/A       Sole
VALEANT PHARMACEUTICALS INTL    COM              91911K102         124,918   2,089,980 SH           Sole        N/A      Shared
WELLS FARGO & CO NEW            COM              949746101          95,817   2,803,300 SH           Sole        N/A      Shared
XO GROUP INC                    COM              983772104          25,843   2,778,858 SH           Sole        N/A      Shared
                                                                 ---------------------
                                 62                              2,262,016  85,867,542
                                                                 ---------------------